OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21507

Evergreen Utilities and High Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Utilities and High Income Fund, for the quarter ended November 30, 2007. This one series has a August 31 fiscal year end.

Date of reporting period:  November 30, 2007

Item 1 – Schedule of Investments

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS

November 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 35.7%
CONSUMER DISCRETIONARY 6.9%
Auto Components 0.7%
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	$530,000	$471,700
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 ρ	630,000	674,100
11.25%, 03/01/2011	375,000	401,250

		1,547,050

Automobiles 0.2%
Ford Motor Co., 7.875%, 06/15/2010	380,000	352,909

Diversified Consumer Services 0.0%
Service Corporation International, 6.75%, 04/01/2015	70,000	68,250

Hotels, Restaurants & Leisure 2.0%
Caesars Entertainment, Inc.:
7.875%, 03/15/2010	315,000	322,875
8.125%, 05/15/2011	135,000	134,325
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	770,000	809,462
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	1,431,000	1,230,660
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	415,000	446,125
Seneca Gaming Corp., 7.25%, 05/01/2012	370,000	373,700
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	505,000	497,425
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	265,000	274,938

		4,089,510

Household Durables 0.5%
Centex Corp., 4.875%, 08/15/2008	115,000	110,542
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010	90,000	59,400
6.50%, 01/15/2014	61,000	42,700
Libbey, Inc., FRN, 12.38%, 06/01/2011	380,000	404,700
Meritage Homes Corp., 6.25%, 03/15/2015	100,000	72,750
Pulte Homes, Inc., 4.875%, 07/15/2009	370,000	334,850
Standard Pacific Corp., 5.125%, 04/01/2009	150,000	113,250

		1,138,192

Media 2.4%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	510,000	488,325
CSC Holdings, Inc., 7.625%, 04/01/2011	1,000,000	985,000
Dex Media West, LLC, 8.50%, 08/15/2010	420,000	429,450
Idearc, Inc., 8.00%, 11/15/2016	205,000	192,700
Lamar Media Corp.:
6.625%, 08/15/2015	1,130,000	1,079,150
Ser. B, 6.625%, 08/15/2015	70,000	66,850
Ser. C, 6.625%, 08/15/2015 144A	120,000	114,600
Mediacom Broadband, LLC, 8.50%, 10/15/2015	60,000	53,700
Mediacom Communications Corp., 9.50%, 01/15/2013	785,000	733,975
R.H. Donnelley Corp., Ser. A-4, 8.875%, 10/15/2017 144A	770,000	700,700
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	90,000	92,250

		4,936,700

Multi-line Retail 0.1%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	100,000	104,500

Specialty Retail 0.3%
Home Depot, Inc., 5.875%, 12/16/2036	75,000	63,725
Payless ShoeSource, Inc., 8.25%, 08/01/2013	615,000	575,025

		638,750

1

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 0.7%
Oxford Industries, Inc., 8.875%, 06/01/2011	$815,000	$812,963
Warnaco Group, Inc., 8.875%, 06/15/2013	725,000	746,750

		1,559,713

CONSUMER STAPLES 1.7%
Beverages 0.1%
Constellation Brands, Inc., 8.375%, 12/15/2014 #	250,000	253,125

Food & Staples Retailing 0.7%
Ingles Markets, Inc., 8.875%, 12/01/2011	495,000	502,425
Rite Aid Corp., 8.125%, 05/01/2010	1,000,000	1,005,000

		1,507,425

Food Products 0.4%
Del Monte Foods Co.:
6.75%, 02/15/2015	475,000	448,875
8.625%, 12/15/2012	240,000	243,600
Pilgrim’s Pride Corp.:
7.625%, 05/01/2015	125,000	123,125
8.375%, 05/01/2017	35,000	34,475
Smithfield Foods, Inc., 7.75%, 07/01/2017	20,000	19,500

		869,575

Household Products 0.2%
Church & Dwight Co., 6.00%, 12/15/2012	345,000	338,100

Personal Products 0.3%
Central Garden & Pet Co., 9.125%, 02/01/2013	620,000	554,900

ENERGY 5.4%
Energy Equipment & Services 1.1%
Bristow Group, Inc.:
6.125%, 06/15/2013	10,000	9,575
7.50%, 09/15/2017 144A	240,000	242,100
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	110,000	109,175
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	700,000	666,750
Parker Drilling Co., 9.625%, 10/01/2013	395,000	422,650
PHI, Inc., 7.125%, 04/15/2013	885,000	862,875

		2,313,125

Oil, Gas & Consumable Fuels 4.3%
Chesapeake Energy Corp., 6.875%, 01/15/2016	980,000	967,750
El Paso Corp., 7.00%, 06/15/2017	190,000	191,362
Encore Acquisition Co.:
6.00%, 07/15/2015	235,000	212,675
6.25%, 04/15/2014	120,000	111,600
Exco Resources, Inc., 7.25%, 01/15/2011	575,000	562,063
Forest Oil Corp., 7.75%, 05/01/2014	1,000,000	1,020,000
Frontier Oil Corp., 6.625%, 10/01/2011	150,000	149,625
Mariner Energy, Inc., 8.00%, 05/15/2017	80,000	76,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	625,000	642,188
Peabody Energy Corp.:
5.875%, 04/15/2016	120,000	114,600
6.875%, 03/15/2013	875,000	881,562
Plains Exploration & Production Co., 7.75%, 06/15/2015	180,000	179,100
Regency Energy Partners, LP, 8.375%, 12/15/2013	525,000	551,250
Sabine Pass LNG, LP, 7.25%, 11/30/2013	750,000	725,625
Targa Resources, Inc., 8.50%, 11/01/2013 144A	475,000	467,875
Tesoro Corp., 6.625%, 11/01/2015	500,000	497,500

2

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Williams Cos., 7.125%, 09/01/2011	$1,000,000	$1,055,000
Williams Partners, LP, 7.25%, 02/01/2017	545,000	561,350

		8,967,125

FINANCIALS 5.6%
Consumer Finance 3.0%
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	880,000	794,582
7.375%, 10/28/2009	1,360,000	1,288,199
9.75%, 09/15/2010	400,000	388,771
General Motors Acceptance Corp., LLC:
5.125%, 05/09/2008	155,000	150,440
5.625%, 05/15/2009	285,000	269,510
6.12%, 05/15/2009	470,000	440,537
6.875%, 09/15/2011	1,330,000	1,162,949
6.875%, 08/28/2012	930,000	791,392
7.25%, 03/02/2011	90,000	79,768
7.75%, 01/19/2010	300,000	284,932
8.00%, 11/01/2031	770,000	654,883
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	145,000	123,612

		6,429,575

Diversified Financial Services 0.4%
Leucadia National Corp., 8.125%, 09/15/2015	810,000	810,000

Insurance 0.0%
Crum & Forster Holdings Corp., 7.75%, 05/01/2017	105,000	102,375

Real Estate Investment Trusts 1.5%
Host Marriott Corp.:
7.125%, 11/01/2013	455,000	458,413
Ser. O, 6.375%, 03/15/2015	105,000	103,163
Ser. Q, 6.75%, 06/01/2016	605,000	603,487
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	1,000,000	995,000
Ventas, Inc., 7.125%, 06/01/2015	1,000,000	1,000,000

		3,160,063

Thrifts & Mortgage Finance 0.7%
Residential Capital, LLC:
7.625%, 11/21/2008	310,000	243,350
7.875%, 06/30/2010	1,690,000	1,153,425

		1,396,775

HEALTH CARE 1.1%
Health Care Equipment & Supplies 0.0%
Universal Hospital Services, Inc., 8.50%, 06/01/2015 144A	57,000	57,285

Health Care Providers & Services 1.1%
HCA, Inc., 9.25%, 11/15/2016	1,510,000	1,566,625
Omnicare, Inc.:
6.125%, 06/01/2013	320,000	289,600
6.875%, 12/15/2015	490,000	453,250

		2,309,475

3

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 3.5%
Aerospace & Defense 2.0%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	$110,000	$109,450
DRS Technologies, Inc.:
6.625%, 02/01/2016	310,000	306,900
7.625%, 02/01/2018	215,000	219,837
Hexcel Corp., 6.75%, 02/01/2015	120,000	118,200
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	2,260,000	2,180,900
6.375%, 10/15/2015	1,275,000	1,268,625

		4,203,912

Commercial Services & Supplies 0.6%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	610,000	564,250
9.25%, 05/01/2021	315,000	337,050
Corrections Corporation of America, 6.25%, 03/15/2013	35,000	34,737
Geo Group, Inc., 8.25%, 07/15/2013	250,000	251,250
Mobile Mini, Inc., 6.875%, 05/01/2015	130,000	118,300
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	80,000	82,600

		1,388,187

Machinery 0.5%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	810,000	733,050
Manitowoc Co., 7.125%, 11/01/2013	135,000	133,988
Terex Corp., 8.00%, 11/15/2017	190,000	191,900

		1,058,938

Road & Rail 0.3%
Avis Budget Car Rental, LLC:
7.625%, 05/15/2014	435,000	419,775
7.75%, 05/15/2016	30,000	28,463
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	145,000	145,725
10.50%, 01/01/2016	20,000	20,800

		614,763

Trading Companies & Distributors 0.1%
United Rentals, Inc., 6.50%, 02/15/2012	170,000	162,775

INFORMATION TECHNOLOGY 1.1%
Electronic Equipment & Instruments 0.3%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	430,000	430,000
Sanmina-SCI Corp., FRN:
8.44%, 06/15/2010 144A	140,000	140,700
8.44%, 06/15/2014 144A	105,000	102,375

		673,075

IT Services 0.6%
First Data Corp., 9.875%, 09/24/2015 144A	405,000	377,156
SunGard Data Systems, Inc., 4.875%, 01/15/2014	705,000	613,350
Unisys Corp., 7.875%, 04/01/2008	165,000	164,794

		1,155,300

Semiconductors & Semiconductor Equipment 0.2%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	535,000	491,531

4

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 5.2%
Chemicals 2.5%
ARCO Chemical Co.:
9.80%, 02/01/2020	$170,000	$169,150
10.25%, 11/01/2010	30,000	32,250
Equistar Chemicals, LP, 10.625%, 05/01/2011	571,000	599,550
Koppers Holdings, Inc.:
9.875%, 10/15/2013	45,000	47,475
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	450,000	384,750
Lyondell Chemical Co.:
6.875%, 06/15/2017	420,000	478,800
10.50%, 06/01/2013	1,000,000	1,075,000
Millenium America, Inc., 7.625%, 11/15/2026	330,000	295,350
Momentive Performance Materials, Inc., 9.75%, 12/01/2014 144A	575,000	536,187
Mosaic Co.:
7.30%, 01/15/2028	260,000	258,700
7.625%, 12/01/2016 144A	410,000	440,750
Tronox Worldwide, LLC, 9.50%, 12/01/2012	975,000	936,000

		5,253,962

Construction Materials 0.3%
CPG International, Inc., 10.50%, 07/01/2013	600,000	579,000

Containers & Packaging 1.0%
Berry Plastics Holding Corp., 8.875%, 09/15/2014	200,000	194,000
Exopack Holding Corp., 11.25%, 02/01/2014	605,000	598,950
Graphic Packaging International, Inc.:
8.50%, 08/15/2011	380,000	376,200
9.50%, 08/15/2013	245,000	243,775
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	710,000	697,575

		2,110,500

Metals & Mining 0.5%
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	420,000	428,400
8.375%, 04/01/2017	515,000	557,488

		985,888

Paper & Forest Products 0.9%
Buckeye Technologies, Inc., 8.50%, 10/01/2013	25,000	25,375
Georgia Pacific Corp.:
8.00%, 01/15/2024	360,000	341,100
8.875%, 05/15/2031	370,000	360,750
Glatfelter, 7.125%, 05/01/2016	800,000	788,000
Verso Paper Holdings, LLC, 9.125%, 08/01/2014	465,000	464,419

		1,979,644

TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 0.9%
Citizens Communications Co., 7.875%, 01/15/2027	465,000	448,725
Consolidated Communications, Inc., 9.75%, 04/01/2012	303,000	312,090
Qwest Corp.:
6.50%, 06/01/2017 144A	260,000	248,950
7.875%, 09/01/2011	625,000	648,437
8.875%, 03/15/2012	265,000	285,869

		1,944,071

5

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.9%
Dobson Cellular Systems, Inc.:
8.375%, 11/01/2011	$410,000	$441,775
9.875%, 11/01/2012	300,000	329,250
Rural Cellular Corp., 8.25%, 03/15/2012	1,000,000	1,042,500

		1,813,525

UTILITIES 3.4%
Electric Utilities 2.9%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	785,000	845,837
Aquila, Inc., 11.875%, 07/01/2012	1,070,000	1,353,550
CMS Energy Corp.:
6.55%, 07/17/2017	50,000	48,798
8.50%, 04/15/2011	100,000	108,153
Edison Mission Energy:
7.00%, 05/15/2017	130,000	125,125
7.20%, 05/15/2019	230,000	220,800
Mirant North America, LLC, 7.375%, 12/31/2013	1,030,000	1,037,725
NRG Energy, Inc., 7.375%, 02/01/2016	845,000	830,213
Orion Power Holdings, Inc., 12.00%, 05/01/2010	422,000	462,090
PSEG Energy Holdings, LLC, 10.00%, 10/01/2009	105,000	111,132
Reliant Energy, Inc.:
6.75%, 12/15/2014	1,045,000	1,047,612
7.875%, 06/15/2017	15,000	14,606

		6,205,641

Independent Power Producers & Energy Traders 0.5%
AES Corp., 8.00%, 10/15/2017 144A	540,000	540,000
Dynegy Holdings, Inc., 7.50%, 06/01/2015	480,000	444,000

		984,000

Total Corporate Bonds (cost $77,264,919)		75,109,209

YANKEE OBLIGATIONS – CORPORATE 3.7%
ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A #	210,000	211,050
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	930,000	888,150
OPTI Canada, Inc., 7.875%, 12/15/2014 144A	1,010,000	989,800

		2,089,000

FINANCIALS 0.5%
Consumer Finance 0.3%
Avago Technologies Finance, Ltd., 10.125%, 12/01/2013	105,000	111,037
NXP Funding, LLC, 7.875%, 10/15/2014	30,000	28,950
Virgin Media Finance plc, 9.125%, 08/15/2016	440,000	440,000

		579,987

Diversified Financial Services 0.2%
Ship Finance International, Ltd., 8.50%, 12/15/2013	535,000	546,369

INDUSTRIALS 0.5%
Road & Rail 0.5%
Kansas City Southern de Mexico:
7.375%, 06/01/2014 144A	455,000	449,313
9.375%, 05/01/2012	490,000	519,400

		968,713

6

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
INFORMATION TECHNOLOGY 0.4%
Communications Equipment 0.4%
Nortel Networks Corp., 10.125%, 07/15/2013 144A	$870,000	$898,275

Semiconductors & Semiconductor Equipment 0.0%
Sensata Technologies, Inc., 8.00%, 05/01/2014	30,000	28,050

MATERIALS 1.2%
Metals & Mining 1.1%
Novelis, Inc., 7.25%, 02/15/2015	2,400,000	2,250,000

Paper & Forest Products 0.1%
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A	300,000	273,000

TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunication Services 0.1%
Intelsat, Ltd., 9.25%, 06/15/2016	180,000	184,275

UTILITIES 0.0%
Electric Utilities 0.0%
InterGen NV, 9.00%, 06/30/2017 144A	35,000	36,925

Total Yankee Obligations – Corporate (cost $8,188,141)		7,854,594

	Shares	Value

CONVERTIBLE PREFERRED STOCKS 2.5%
ENERGY 2.5%
Oil, Gas & Consumable Fuels 2.5%
El Paso Corp., 4.99%, 12/31/2049 (cost $4,534,687)	4,000	5,348,500

COMMON STOCKS 78.1%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Idearc, Inc .	15,000	283,800

ENERGY 17.4%
Oil, Gas & Consumable Fuels 17.4%
Boardwalk Pipeline Partners, LP	40,000	1,278,000
Copano Energy, LLC ρ	300,000	11,700,000
Crosstex Energy, Inc. ρ	170,000	6,103,000
El Paso Pipeline Partners, LP	16,933	394,539
ENI SpA	200,000	7,164,748
Genesis Energy, LP ρ	45,557	1,011,365
McMoRan Exploration Co.	4,931	57,989
NuSTAR GP Holdings, LLC ρ	268,480	7,635,571
Southwestern Energy Co. *	25,000	1,244,250

		36,589,462

TELECOMMUNICATION SERVICES 24.8%
Diversified Telecommunication Services 17.5%
AT&T, Inc.	100,000	3,821,000
BT Group plc	1,000,000	5,894,651
Elisa Oyj	200,000	6,240,914
Shenandoah Telecommunications Co. ρ +	478,410	11,802,375
TELUS Corp.	75,000	3,515,543
Verizon Communications, Inc.	100,000	4,321,000
Windstream Corp.	100,000	1,295,000

		36,890,483

7

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 7.3%
American Tower Corp., Class A *	100,000	$4,554,000
Bouygues SA	50,000	4,497,530
Rogers Communications, Inc., Class B	150,000	6,279,000

		15,330,530

UTILITIES 35.8%
Electric Utilities 23.7%
Allegheny Energy, Inc. * ρ	50,000	3,037,500
DPL, Inc. ρ	300,000	9,084,000
E.ON AG, ADR	100,000	6,770,000
Edison International	75,000	4,198,500
Entergy Corp.	56,000	6,694,240
Exelon Corp.	57,000	4,620,990
FirstEnergy Corp.	47,000	3,222,320
Fortum Oyj	100,000	4,314,797
ITC Holdings Corp.	36,000	1,837,440
Maine & Maritimes Corp. *	1,135	39,271
Mirant Corp. ρ	80,920	3,122,703
Westar Energy, Inc. ρ	111,714	2,894,509

		49,836,270

Independent Power Producers & Energy Traders 4.0%
Calpine Corp. *	50,000	39,750
Constellation Energy Group, Inc.	84,500	8,467,745

		8,507,495

Multi-Utilities 6.3%
SUEZ	200,000	13,282,223
Wisconsin Energy Corp.	1,500	71,760

		13,353,983

Water Utilities 1.8%
Pennichuck Corp.	150,000	3,775,500

Total Common Stocks (cost $119,136,816)		164,567,523

PREFERRED STOCKS 9.1%
UTILITIES 9.1%
Electric Utilities 8.7%
Carolina Power & Light Co., 5.00%	9,217	827,514
Connecticut Light & Power Co., Ser. 1947, 2.00%	22,000	862,814
Connecticut Light & Power Co., Ser. 1949, 2.04%	9,600	384,000
Consolidated Edison, Inc., 5.00%	27,820	2,487,108
Dayton Power & Light Co., Ser. A, 3.75%	9,416	702,080
Dayton Power & Light Co., Ser. B, 3.75%	5,120	419,680
Dayton Power & Light Co., Ser. C, 3.90%	17,500	1,312,500
Entergy Arkansas, Inc., 6.08%	644	74,825
Hawaiian Electric Industries, Inc., Ser. K, 4.65%	27,000	477,562
Pacific Gas & Electric Co., Ser. D, 5.00%	126,000	2,677,500
Pacific Gas & Electric Co., Ser. H, 4.50%	33,800	697,970
Pacific Gas & Electric Co., Ser. I, 4.36%	34,800	687,300
PECO Energy Co., Ser. C, 4.40%	29,590	2,400,785
Southern California Edison Co., Ser. B, 4.08%	45,900	867,510
Southern California Edison Co., Ser. D, 4.32%	54,000	1,062,720
Union Electric Co., 4.50%	14,600	1,209,610
Union Electric Co., 4.56%	11,190	957,976
Union Electric Co., Ser. 1969, 4.00%	4,200	306,474

		18,415,928

8

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Shares	Value

PREFERRED STOCKS continued
UTILITIES continued
Water Utilities 0.4%
Hackensack Water Co., 4.99% ☐	10,469	$837,520

Total Preferred Stocks (cost $19,269,147)		19,253,448

ESCROW SHARES 0.0%
Mirant Corp. Escrow * + ☐ (cost $0)	5,000,000	0

MUTUAL FUND SHARES 0.8%
Kayne Anderson MLP Investment Co. ρ	15,006	424,219
Tortoise Capital Resources Corp.	65,000	754,000
Tortoise Energy Capital Corp.	21,000	534,870

Total Mutual Fund Shares (cost $2,019,090)		1,713,089

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 16.7%
CORPORATE BONDS 2.8%
Capital Markets 0.5%
Bear Stearns Cos., FRN, 4.83%, 01/10/2008	$1,000,488	999,181

Consumer Finance 2.3%
Cullinan Finance Corp., FRN, 4.57%, 01/11/2008	4,999,028	4,993,756

		5,992,937

	Shares	Value

MUTUAL FUND SHARES 0.1%
AIM Short-Term Investment Trust Government & Agency Portfolio, Class I, 4.58% q	105,161	105,161

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 13.8%
ABN Amro, Inc., 4.77%, dated 11/30/2007, maturing 12/03/2007, maturity value $2,000,795	$2,000,000	2,000,000
Banc of America Securities, LLC, 4.76%, dated 11/30/2007, maturing 12/03/2007, maturity value $6,002,380	6,000,000	6,000,000
BNP Paribas SA, 4.77%, dated 11/30/2007, maturing 12/03/2007, maturity value $5,001,988	5,000,000	5,000,000
Credit Suisse First Boston, LLC, 4.77%, dated 11/30/2007, maturing 12/03/2007, maturity value $7,002,783	7,000,000	7,000,000
Deutsche Bank Securities, Inc., 4.77%, dated 11/30/2007, maturing 12/03/2007, maturity value $1,000,398	1,000,000	1,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 4.77%, dated 11/30/2007, maturing 12/03/2007, maturity value $5,001,988	5,000,000	5,000,000
Greenwich Capital Markets, Inc., 4.77%, dated 11/30/2007, maturing 12/03/2007, maturity value $1,000,398	1,000,000	1,000,000
Lehman Brothers, Inc., 4.76%, dated 11/30/2007, maturing 12/03/2007, maturity value $1,000,397	1,000,000	1,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 4.76%, dated 11/30/2007, maturing 12/03/2007, maturity value $1,000,397	1,000,000	1,000,000

		29,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $35,098,098)		35,098,098

LOANS 1.1%
CONSUMER DISCRETIONARY 0.1%
Catalina Marketing Corp., 8.23%, 10/11/2014	115,000	112,101

ENERGY 0.4%
Blue Grass Energy Corp., FRN, 10.50%, 12/30/2013	975,000	974,669

9

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

LOANS continued
INDUSTRIALS 0.2%
Clarke American Corp., FRN, 7.32%, 02/28/2014	$115,000	$106,374
Neff Corp., FRN, 9.20%, 11/30/2014	315,000	256,353

		362,727

INFORMATION TECHNOLOGY 0.3%
First Data Corp., FRN, 7.98%, 09/24/2014	300,000	283,841
Flextonics International, Ltd., FRN, 7.47%, 10/01/2014	300,000	294,264

		578,105

TELECOMMUNICATION SERVICES 0.1%
Telesat, FRN, 8.20%, 09/01/2014	245,000	240,330

Total Loans (cost $2,291,490)		2,267,932

	Shares	Value

SHORT-TERM INVESTMENTS 9.7%
MUTUAL FUND SHARES 9.7%
Evergreen Institutional Money Market Fund, Class I, 4.88% q ## ø µ (cost $20,431,042)	20,431,042	20,431,042

Total Investments (cost $288,233,430) 157.4%		331,643,435
Other Assets and Liabilities and Preferred Shares (57.4%)		(120,984,288)

Net Assets Applicable to Common Shareholders 100.0%		$210,659,147

ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

#	When-issued or delayed delivery security
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 147 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.

Summary of Abbreviations

ADR	American Depository Receipt
FRN	Floating Rate Note

The following table shows the percent of total long-term investments by geographic location as of November 30, 2007:

United States	77.0%
France	6.4%
Canada	5.1%
Finland	3.8%
Italy	2.6%
Germany	2.5%
United Kingdom	2.3%
Mexico	0.2%
Cayman Islands	0.1%

100.0%

10

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

At November 30, 2007, reverse repurchase agreements outstanding were as follows:

Repurchase		Interest	Maturity
Amount	Counterparty	Rate	Date

$6,498,709	Lehman Brothers Holdings, Inc.	5.74%	01/09/2008

At November 30, 2007, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Index	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

12/20/2012	Goldman Sachs Group, Inc.	Down Jones CDX North America Investment Grade Index	$695,000	3.75%	Quarterly	$484
12/13/2049	Goldman Sachs Group, Inc.	CMBX North America Index	210,000	0.27%	Monthly	(14,265)

On November 30, 2007, the aggregate cost of securities for federal income tax purposes was $288,452,836. The gross unrealized appreciation and depreciation on securities based on tax cost was $47,573,136 and $4,382,537, respectively, with a net unrealized appreciation of $43,190,599.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

11

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

Credit default swaps

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. Any premiums or discounts received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

12

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Utilities and High Income Fund

By:
Dennis H. Ferro, Principal Executive Officer

Date: January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: January 29, 2008

By:
Kasey Phillips Principal Financial Officer

Date: January 29, 2008